VESSELS UNDER CAPITAL LEASE, NET (Tables)	6 Months Ended
Jun. 30, 2017
Leases [Abstract]
Movement in vessels under capital lease, net

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2016	607,449	(71,016)	536,433
Lease termination	(47,188)	3,394
Depreciation		(36,046)
Impairment	(44,440)	23,193
Balance at June 30, 2017	515,821	(80,475)	435,346